Condensed Statements of Cash Flows (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Cash Flows [Abstract]
IPO gross proceeds	$ 4,991,236
IPO offering costs	$ 622,921
IPO deferred offering costs		$ 438,237